Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Feb. 28, 2013
(Columbia California Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia California Intermediate Municipal Bond Fund) | Barclays California 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	6.02%
5 Years	6.10%
10 Years	5.05%
(Columbia California Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	6.27%
5 Years	5.66%
10 Years	4.35%
(Columbia California Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	6.27%
5 Years	5.66%
10 Years	4.31%
(Columbia California Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.28%
5 Years	5.37%
10 Years	4.22%
(Columbia Georgia Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia Georgia Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	3.94%
5 Years	4.86%
10 Years	4.07%
(Columbia Georgia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	3.93%
5 Years	4.86%
10 Years	4.07%
(Columbia Georgia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.68%
5 Years	4.67%
10 Years	4.02%
(Columbia Maryland Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia Maryland Intermediate Municipal Bond Fund) | Class A Shares
Average Annual Return:
1 Year	0.54%
5 Years	3.72%
10 Years	3.04%
(Columbia Maryland Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.54%
5 Years	3.72%
10 Years	3.04%
(Columbia Maryland Intermediate Municipal Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.31%
5 Years	3.64%
10 Years	3.08%
(Columbia North Carolina Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	4.13%
5 Years	4.69%
10 Years	3.89%
(Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.13%
5 Years	4.69%
10 Years	3.89%
(Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.71%
5 Years	4.51%
10 Years	3.86%
(Columbia Overseas Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	17.69%
Life of Fund	(2.50%)
Inception Date	Mar. 31, 2008
(Columbia Overseas Value Fund) | Class Z Shares
Average Annual Return:
1 Year	17.80%
Life of Fund	(2.62%)
Inception Date	Mar. 31, 2008
(Columbia Overseas Value Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	17.65%
Life of Fund	(2.98%)
Inception Date	Mar. 31, 2008
(Columbia Overseas Value Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	12.35%
Life of Fund	(2.15%)
Inception Date	Mar. 31, 2008
(Columbia Short Term Municipal Bond Fund) | Barclays 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.18%
5 Years	2.78%
10 Years	2.61%
(Columbia Short Term Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	1.37%
5 Years	2.59%
10 Years	2.53%
(Columbia Short Term Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.37%
5 Years	2.59%
10 Years	2.53%
(Columbia Short Term Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.37%
5 Years	2.52%
10 Years	2.51%
(Columbia South Carolina Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	4.99%
5 Years	5.01%
10 Years	4.25%
(Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.99%
5 Years	5.01%
10 Years	4.21%
(Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.37%
5 Years	4.81%
10 Years	4.18%
(Columbia Virginia Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	5.15%
5 Years	5.88%
10 Years	4.91%
(Columbia Virginia Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	4.09%
5 Years	4.91%
10 Years	4.09%
(Columbia Virginia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	4.07%
5 Years	4.91%
10 Years	4.08%
(Columbia Virginia Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.77%
5 Years	4.71%
10 Years	4.02%